UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03143

Templeton Global Smaller Companies Fund

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

 (Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end:   8/31

Date of reporting period: 11/30/18

Item 1. Schedule of Investments.

TEMPLETON GLOBAL SMALLER COMPANIES FUND

Statement of Investments, November 30, 2018 (unaudited)
		Shares/
	Industry	Units	Value
Common Stocks and Other Equity Interests 92.6%
Belgium 1.8%
Barco NV	Electronic Equipment, Instruments
	& Components	146,444	$16,390,764
Ontex Group NV	Personal Products	287,637	6,057,905
			22,448,669
Brazil 1.8%
Camil Alimentos SA	Food Products	6,991,600	12,855,330
M. Dias Branco SA	Food Products	893,800	9,340,417
			22,195,747
Canada 5.3%
[a] Badger Daylighting Ltd	Construction & Engineering	814,100	19,519,536
Canaccord Genuity Group Inc	Capital Markets	2,940,600	14,402,126
[b] Canada Goose Holdings Inc	Textiles, Apparel & Luxury Goods	114,900	7,724,544
Mullen Group Ltd	Energy Equipment & Services	1,009,300	9,339,746
The North West Co. Inc	Food & Staples Retailing	335,500	7,430,876
Shawcor Ltd	Energy Equipment & Services	442,400	6,500,204
			64,917,032
China 0.4%
Brilliance China Automotive Holdings Ltd	Automobiles	5,028,000	4,446,970
Colombia 0.8%
[b] Gran Tierra Energy Inc	Oil, Gas & Consumable Fuels	3,598,100	9,582,662
Denmark 0.5%
[b] Nilfisk Holding AS	Machinery	151,447	6,075,797
Finland 4.0%
Amer Sports OYJ	Leisure Products	794,029	29,716,789
Huhtamaki OYJ	Containers & Packaging	638,131	19,498,667
			49,215,456
Germany 5.5%
Gerresheimer AG	Life Sciences Tools & Services	235,015	16,729,291
Grand City Properties SA.	Real Estate Management & Development	652,387	15,356,772
Jenoptik AG	Electronic Equipment, Instruments
	& Components	495,940	14,996,742
Rational AG	Machinery	14,086	8,010,416
[b] zooplus AG	Internet & Direct Marketing Retail	78,133	12,883,248
			67,976,469
Hong Kong 3.5%
Johnson Electric Holdings Ltd	Electrical Equipment	4,459,000	9,973,288
Techtronic Industries Co. Ltd	Household Durables	4,322,290	23,257,275
Value Partners Group Ltd	Capital Markets	11,893,700	9,379,182
			42,609,745
India 1.1%
DCB Bank Ltd	Banks	2,917,037	6,571,186
Dewan Housing Finance Corp. Ltd	Thrifts & Mortgage Finance	1,541,593	4,708,886
Welspun India Ltd	Textiles, Apparel & Luxury Goods	2,232,516	1,950,447
			13,230,519
Indonesia 0.1%
[b,c] Sakari Resources Ltd	Metals & Mining	1,342,000	635,830

Quarterly Statement of Investments | See Notes to Statement of Investments. | 1

TEMPLETON GLOBAL SMALLER COMPANIES FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

		Shares/
	Industry	Units	Value

Common Stocks and Other Equity Interests (continued)
Italy 4.2%
Interpump Group SpA	Machinery	769,914	$22,845,792
Technogym SpA	Leisure Products	2,144,485	23,892,965
[a] Tod’s SpA	Textiles, Apparel & Luxury Goods	111,251	5,282,880
			52,021,637
Japan 11.3%
Asics Corp	Textiles, Apparel & Luxury Goods	1,109,500	15,993,145
Bunka Shutter Co. Ltd	Building Products	1,083,500	7,484,594
Dowa Holdings Co. Ltd	Metals & Mining	444,200	14,637,720
Ezaki Glico Co. Ltd	Food Products	228,700	11,143,319
Idec Corp	Electrical Equipment	529,700	11,747,257
IDOM Inc	Specialty Retail	1,813,600	9,108,348
Kobayashi Pharmaceutical Co. Ltd	Personal Products	183,878	12,799,121
MEITEC Corp	Professional Services	165,300	7,457,033
Morita Holdings Corp	Machinery	375,900	7,412,346
Nihon Parkerizing Co. Ltd	Chemicals	529,300	6,934,835
TechnoPro Holdings Inc	Professional Services	110,900	5,550,130
Tsumura & Co	Pharmaceuticals	720,600	22,317,362
Zojirushi Corp	Household Durables	605,500	6,247,328
			138,832,538
Netherlands 2.3%
Aalberts Industries NV.	Machinery	167,048	5,852,933
Arcadis NV.	Construction & Engineering	610,296	7,687,179
PostNL NV	Air Freight & Logistics	4,791,553	14,098,762
			27,638,874
Norway 0.6%
XXL ASA	Specialty Retail	1,394,403	7,055,054
Poland 0.9%
CCC SA	Textiles, Apparel & Luxury Goods	206,506	11,448,047
South Korea 1.8%
BNK Financial Group Inc	Banks	1,715,645	11,743,652
DGB Financial Group Inc	Banks	1,326,636	10,418,732
			22,162,384
Spain 1.1%
Construcciones y Auxiliar de Ferrocarriles SA	Machinery	342,899	13,426,834
Sweden 3.6%
[a] Billerudkorsnas AB	Containers & Packaging	530,343	7,084,991
Cloetta AB, B	Food Products	2,298,176	6,579,707
Dometic Group AB	Auto Components	1,324,998	9,476,437
[d] The Thule Group AB, Reg S	Leisure Products	1,097,430	20,520,372
			43,661,507
Switzerland 3.1%
Bucher Industries AG	Machinery	46,681	12,710,578
Logitech International SA.	Technology Hardware, Storage & Peripherals	306,870	10,375,275
[b] Luxoft Holding Inc	IT Services	224,700	7,419,594
Tecan Group AG	Life Sciences Tools & Services	39,257	8,064,003
			38,569,450

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TEMPLETON GLOBAL SMALLER COMPANIES FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

		Shares/
	Industry	Units	Value

Common Stocks and Other Equity Interests (continued)
Taiwan 4.5%
Chicony Electronics Co. Ltd	Technology Hardware, Storage & Peripherals	6,221,432	$12,162,501
Giant Manufacturing Co. Ltd	Leisure Products	1,908,311	8,847,089
King Yuan Electronics Co. Ltd	Semiconductors & Semiconductor Equipment	20,063,000	13,659,361
Merida Industry Co. Ltd	Leisure Products	1,652,000	7,016,113
Tripod Technology Corp	Electronic Equipment, Instruments
	& Components	5,166,000	13,951,299
			55,636,363
United Kingdom 5.3%
Bellway PLC.	Household Durables	145,767	4,723,455
Bovis Homes Group PLC	Household Durables	386,317	4,232,181
Greggs PLC	Hotels, Restaurants & Leisure	756,705	13,446,660
Janus Henderson Group PLC	Capital Markets	583,933	13,664,032
Man Group PLC	Capital Markets	6,369,846	11,802,364
Oxford Instruments PLC	Electronic Equipment, Instruments
	& Components	928,510	11,197,028
SIG PLC	Trading Companies & Distributors	4,164,436	5,701,453
			64,767,173
United States 29.1%
[b,e] Agrofresh Solutions Inc	Chemicals	2,901,800	12,216,578
Alamo Group Inc	Machinery	229,510	19,005,723
AllianceBernstein Holding LP	Capital Markets	811,965	24,529,463
Columbia Sportswear Co	Textiles, Apparel & Luxury Goods	265,250	24,225,283
[b] CommScope Holding Co. Inc	Communications Equipment	640,200	11,587,620
[a,b] Duluth Holdings Inc	Internet & Direct Marketing Retail	395,800	12,420,204
[b] Ferro Corp	Chemicals	1,109,840	21,419,912
[b] Freshpet Inc	Food Products	624,900	20,621,700
[b] Hibbett Sports Inc	Specialty Retail	231,590	3,587,329
Hillenbrand Inc	Machinery	500,410	22,173,167
Huntington Bancshares Inc	Banks	1,466,399	21,394,761
Hyster-Yale Materials Handling Inc	Machinery	178,800	11,706,036
Jones Lang LaSalle Inc	Real Estate Management & Development	104,700	14,993,040
[b] Knowles Corp	Electronic Equipment, Instruments
	& Components	1,352,410	20,610,728
LCI Industries	Auto Components	147,880	11,442,954
[b] Patrick Industries Inc	Building Products	190,935	7,583,938
Simpson Manufacturing Co. Inc	Building Products	236,740	13,849,290
SpartanNash Co	Food & Staples Retailing	441,320	8,274,750
STORE Capital Corp	Equity Real Estate Investment Trusts (REITs)	421,500	12,628,140
[b] Texas Capital Bancshares Inc	Banks	63,570	3,792,586
[b] Trimas Corp	Machinery	531,950	15,442,509
[b] Tutor Perini Corp	Construction & Engineering	847,350	15,769,184
United Insurance Holdings Corp	Insurance	856,490	16,615,906
Winnebago Industries Inc	Automobiles	428,510	10,725,605
			356,616,406
Total Common Stocks and Other Equity
Interests (Cost $967,066,885)			1,135,171,163

Management Investment Companies (Cost
$18,696,817) 1.5%
United States 1.5%
iShares Russell 1000 ETF	Diversified Financial Services	122,200	18,712,486

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TEMPLETON GLOBAL SMALLER COMPANIES FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Industry	Shares	Value
Preferred Stocks (Cost $8,434,507) 0.9%
Brazil 0.9%
[f] Alpargatas SA, 2.894%, pfd	Textiles, Apparel & Luxury Goods	2,605,650	$10,983,500
Total Investments before Short Term
Investments (Cost $994,198,209)			1,164,867,149

		Principal
		Amount

Short Term Investments 8.3%

U.S. Government and Agency Securities (Cost
$58,989,921) 4.8%
United States 4.8%
[g] FHLB, 12/03/18		$59,000,000	59,000,000

		Shares

Investments from Cash Collateral Received for Loaned
Securities (Cost $42,037,101) 3.5%
Money Market Funds 3.5%
United States 3.5%
[h,i] Institutional Fiduciary Trust Money Market Portfolio, 1.91% .		42,037,101	42,037,101
Total Investments (Cost $1,095,225,231)
103.3%			1,265,904,250
Other Assets, less Liabilities (3.3)%			(40,258,940)
Net Assets 100.0%			$1,225,645,310

See Abbreviations on page 7.

aA portion or all of the security is on loan at November 30, 2018.
bNon-income producing.
cFair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
dSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At November 30, 2018, the value of this security was
$20,520,372, representing 1.7% of net assets.
eSee Note 4 regarding holdings of 5% voting securities.
fVariable rate security. The rate shown represents the yield at period end.
gThe security was issued on a discount basis with no stated coupon rate.
hSee Note 5 regarding investments in affiliated management investment companies.
iThe rate shown is the annualized seven-day effective yield at period end.

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TEMPLETON GLOBAL SMALLER COMPANIES FUND

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Templeton Global Smaller Companies Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities, exchange traded funds and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Investments in open-end mutual funds are valued at the closing NAV.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Fund’s business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the

|5

TEMPLETON GLOBAL SMALLER COMPANIES FUND

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

2. FINANCIAL INSTRUMENT VALUATION (continued)

potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

3. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

4. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. During the period ended November 30, 2018, investments in “affiliated companies” were as follows:

	Number of			Number of				Net Change in
	Shares Held			Shares Held	Value		Realized	Unrealized
	at Beginning	Gross	Gross	at End	at End	Dividend	Gain	Appreciation
Name of Issuer	of Period	Additions	Reductions	of Period	of Period	Income	(Loss)	(Depreciation)

Non-Controlled Affiliates
Agrofresh Solutions Inc	2,901,800	—	—	2,901,800	$12,216,578	$—	$—	$(7,080,392)

5. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended November 30, 2018, the Fund held investments in affiliated management investment companies as follows:

	Number of			Number of				Net Change in
	Shares Held			Shares	Value		Realized	Unrealized
	at Beginning	Gross	Gross	Held at End	at End	Dividend	Gain	Appreciation
	of Period	Additions	Reductions	of Period	of Period	Income	(Loss)	(Depreciation)

Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio, 1.91%	34,569,390	51,618,526	(44,150,815)	42,037,101	$42,037,101	$ —	$ —	$ —

|6

TEMPLETON GLOBAL SMALLER COMPANIES FUND

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

6. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

A summary of inputs used as of November 30, 2018, in valuing the Fund’s assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Indonesia	$—	$—	$635,830	$635,830
All Other Equity Investments.	1,164,231,319	—	—	1,164,231,319
Short Term Investments	42,037,101	59,000,000	—	101,037,101
Total Investments in Securities	$1,206,268,420	$59,000,000	$635,830	$1,265,904,250

aFor detailed categories, see the accompanying Statement of Investments.

bIncludes common, preferred stocks and management investment companies as well as other equity interests.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.

7. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

ABBREVIATIONS
Selected Portfolio

ETF FHLB	Exchange Traded Fund Federal Home Loan Bank

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

|7

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures were not effective related to internal control over financial reporting specific to the monitoring of market events following the close of trading in foreign stock markets that assist in determining the reliability of the values of the foreign securities held by the Templeton Global Smaller Companies Fund and which may require the use of fair valuation factors to account for changes in the values of those securities subsequent to the local close of the foreign market but prior to the net asset calculation of the Fund.  As a result, a material weakness exists at period end for the Templeton Global Smaller Companies Fund. There are no misstatements to current and previously issued financial statements. However, this material weakness could result in misstatements of security values and unrealized gains or losses and associated disclosures that would result in a material misstatement of the interim or annual financial statements that would not be prevented or detected.

Effective November 1, 2018, the Registrant’s controls were enhanced through the implementation of a daily secondary review of market events following the close of trading on foreign stock markets to ensure the appropriate application of market level fair value. Registrant’s management believes this will facilitate the remediation of the control deficiency we have identified and strengthen the internal control over financial reporting. This material weakness will not be considered remediated until the applicable controls operate for a sufficient period of time and management has concluded, through testing, that these controls are operating effectively.

(b)  Changes in Internal Controls. As described above, there have been changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or is reasonably likely to materially affect, the internal control over financial reporting.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Global Smaller Companies Fund

By /s/MATTHEW T. HINKLE____

      Matthew T. Hinkle

      Chief Executive Officer –

 Finance and Administration

Date January 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/MATTHEW T. HINKLE____

      Matthew T. Hinkle

      Chief Executive Officer –

 Finance and Administration

Date January 24, 2019

By /s/ROBERT G. KUBILIS_____

      Robert G. Kubilis

Chief Financial Officer and

 Chief Accounting Officer

Date January 24, 2019